NON-CONTROLLING INTERESTS - Summarized Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Current assets	$ 7,632	$ 7,438
Assets	47,626	45,811
Current liabilities	2,642	2,356
Total liabilities	14,370	13,809
Nevada Gold Mines
Disclosure of subsidiaries [line items]
Current assets	3,812	2,531
Non-current assets	14,590	14,094
Assets	18,402	16,625
Current liabilities	807	704
Non-current liabilities	1,082	1,147
Total liabilities	1,889	1,851
Pueblo Viejo [Member]
Disclosure of subsidiaries [line items]
Current assets	776	547
Non-current assets	5,210	5,244
Assets	5,986	5,791
Current liabilities	1,245	1,079
Non-current liabilities	1,543	1,538
Total liabilities	2,788	2,617
Tanzania Mines [Member]
Disclosure of subsidiaries [line items]
Current assets	332	303
Non-current assets	2,215	2,006
Assets	2,547	2,309
Current liabilities	636	760
Non-current liabilities	438	409
Total liabilities	1,074	1,169
Loulo-Gounkoto [Member]
Disclosure of subsidiaries [line items]
Current assets	974	782
Non-current assets	3,446	3,747
Assets	4,420	4,529
Current liabilities	284	171
Non-current liabilities	537	539
Total liabilities	821	710
Tongon [Member]
Disclosure of subsidiaries [line items]
Current assets	136	118
Non-current assets	183	225
Assets	319	343
Current liabilities	138	135
Non-current liabilities	46	68
Total liabilities	184	203
Reko Diq [Member]
Disclosure of subsidiaries [line items]
Current assets	94	21
Non-current assets	933	752
Assets	1,027	773
Current liabilities	241	62
Non-current liabilities	2	0
Total liabilities	$ 243	$ 62